Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Main Investments in Common Shares of Associates
As of December 31, 2023 and 2022, the investments in common shares of associates and joint ventures, which are accounted under the equity method, were as follows:

Associates	Activity	Country	%		2023	2022
Camcem, S.A. de C.V.	Cement	Mexico	40.1	$	364	306
Concrete Supply Co. LLC	Concrete	United States	40.0		103	96
Lehigh White Cement Company	Cement	United States	36.8		83	76
Neoris N.V. 1	Technology	The Netherlands	34.8		69	62
Joint ventures
Société d’Exploitation de Carrières	Aggregates	France	50.0		24	23
Société Méridionale de Carrières	Aggregates	France	33.3		13	12
Other companies	—	—	—		73	65

				$	729	640

Out of which:
Acquisition cost				$	330	302
Equity method recognition					399	338

1
In connection with the sale of Cemex’s 65% stake in Neoris to Advent described in note 4.2, Cemex’s remaining equity interest in Neoris was remeasured at fair value at the date of loss of control, measured prospectively under the equity method and is presented in the line item of investments in associates and joint ventures.

Summary of Combined Condensed Statement of Financial Position
Combined condensed statement of financial position information of associates and joint ventures as of December 31, 2023 and 2022 is set forth below:

		2023	2022
Current assets	$	1,761	1,603
Non-current assets		1,877	1,699

Total assets		3,638	3,302

Current liabilities		468	468
Non-current liabilities		850	774

Total liabilities		1,318	1,242

Total net assets	$	2,320	2,060

Summary of Combined Selected Information of the Statements of Income
Combined selected information of the statements of income of associates and joint ventures in 2023, 2022 and 2021 is set forth below:

		2023	2022	2021
Revenues	$	2,410	2,319	1,801
Operating earnings		535	398	312
Income before income tax		394	268	219
Net income		268	186	153

Summary of Share of Profit of Associates and Joint Ventures by Reportable Segment
The share of associates and joint ventures by reportable segment in the statements of income for 2023, 2022 and 2021 are detailed as follows:

		2023	2022	2021
Mexico	$	65	39	28
United States		21	17	18
EMEAA		10	8	8
Corporate and others		2	(34)	–

	$	98	30	54

Summary of Other Investments and Non-current Accounts Receivable
As of December 31, 2023 and 2022, consolidated other investments and non-current
accounts receivable were summarized as follows:

		2023	2022
Non-current accounts receivable 1	$	272	228
Non-current portion of assets from valuation of derivative financial instruments (note 17.4)		64	57
Investments in strategic equity securities		3	5
Investments at fair value through the statements of income		1	3

	$	340	293

1
Includes, among other items: a) accounts receivable from investees and joint ventures of $78 in 2023 and $33 in 2022, b) advances to suppliers of fixed assets of $41 in 2023 and $58 in 2022, c) employee prepaid compensation of $8 in 2023 and $12 in 2022, and d) warranty deposits of $24 in 2023 and $21 in 2022.